Lease Arrangements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Maximum [Member]
Operating Leased Assets [Line Items]
Lease arrangements, remaining terms of leases under operating lease			9 years
Increase in total rental payments and net rental expense due to certain in-patient unit leases being inadvertently omitted	$ 16.0	$ 16.3